Significant Accounting Policies (Details 6) (KRW) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Advertising
Advertising expense incurred	2,852	4,585	3,121
Accrued severance benefits and pension plan
Severance benefits, minimum length of service requirement	1 year